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                    MERRILL LYNCH STRATEGIC DIVIDEND FUND


                                             November 29, 1995


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:  Division of Investment Management

              Re:  Merrill Lynch Strategic Dividend Fund
                   Post-Effective Amendment No. 9 to the
                   Registration Statement on Form N-1A
                   (Securities Act File No. 33-14517
                   Investment Company Act File No. 811-5178)

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Strategic Dividend Fund (the "Fund") hereby certifies that:

              (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

              (2) the text of Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 28, 1995.


                                             Very truly yours,

                                             MERRILL LYNCH STRATEGIC DIVIDEND
                                              FUND



                                             By:  /s/ Robert Harris, Esq.
                                                 ------------------------------
                                                      Robert Harris, Esq.
                                                      Secretary